Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net loss	$ (125,036)	$ (1,044,863)	$ (133,379)
Items not involving cash:
Interest expense on loan and convertible debentures	36,158	31,723	45,000
Impairment loss of investment (note 17)		1
Impairment loss of mineral property (note 5)		40,001
Loss on debt settlement		887,222
Total Operating Activities	88,878	85,916	88,379
Changes in non-cash working capital (note 12)	53,176	37,489	88,350
Cash used in operating activities	(35,702)	(48,427)	(29)
Investing Activities
Purchase of mineral property interest	(53,001)
Cash used in investing activities	(53,001)
Financing Activities
Private placement, net of share issue costs	48,000
Share issue cost		(254)
Proceeds from loan payable		50,000
Proceed from related party loan	64,200	44,240
Repayment of loan from related party	(24,986)	(43,957)
Cash provided by financing activities	87,214	50,029
Net increase (decrease) in cash	(1,489)	1,602	(29)
Cash, beginning	1,611	9	38
Cash, ending	$ 122	$ 1,611	$ 9